Fees Summary	Jan. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	690.50
Total Offset Amount	0.00
Net Fee	690.50
Narrative - Max Aggregate Offering Price	$ 5,000,000
Final Prospectus	true